Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Noncurrent	$ 30,111	$ 14,907
Derivative Asset	642	1,085
Derivative Liability	45,374	18,807
Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Subtotal - Assets	0	391
Subtotal - Liabilities	36,183	15,223
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	0	131
Derivative Liability, Current	11,095	3,024
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Financial instruments - Fair Value, net of current portion [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Noncurrent	0	260
Derivative Liability, Noncurrent	25,088	12,199
Not Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Subtotal - Assets	642	694
Subtotal - Liabilities	9,191	3,584
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	0	0
Derivative Liability, Current	0	121
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Financial instruments - Fair Value, net of current portion [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Noncurrent	0	0
Derivative Liability, Noncurrent	0	66
Not Designated as Hedging Instrument [Member] | Swap [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	255	520
Derivative Liability, Current	3,988	755
Not Designated as Hedging Instrument [Member] | Swap [Member] | Financial instruments - Fair Value, net of current portion [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Noncurrent	0	27
Derivative Liability, Noncurrent	5,023	2,642
Not Designated as Hedging Instrument [Member] | Put Option [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	387	0
Derivative Liability, Current	180	0
Not Designated as Hedging Instrument [Member] | Call Option [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	0	147
Derivative Liability, Current	$ 0	$ 0